FIXED INCOME FUNDS

PROSPECTUS SUPPLEMENT

NORTHERN FUNDS

FIXED INCOME FUNDS

SUPPLEMENT DATED MARCH 25, 2021 TO

PROSPECTUS DATED JULY 31, 2020, AS SUPPLEMENTED

Brandon P. Ferguson is no longer a portfolio manager of the Bond Index Fund and U.S. Treasury Index Fund (together, the “Funds”). Chaitanya Mandavakuriti, CFA, will join Kevin J. O’Shaughnessy, CFA, as a portfolio manager of the Bond Index Fund. Daniel J. Personette will join Michael R. Chico as a portfolio manager of the U.S. Treasury Index Fund. All references to Brandon P. Ferguson in the Funds’ Prospectus are hereby deleted. Accordingly, the Prospectus is amended as follows:

1.	The paragraph under the section entitled “FUND SUMMARIES — Bond Index Fund — Management” on page 6 of the Prospectus is replaced with the following:

INVESTMENT ADVISER AND PORTFOLIO MANAGERS. Northern Trust Investments, Inc. (“NTI”), an indirect subsidiary of Northern Trust Corporation, serves as the investment adviser of the Bond Index Fund. Kevin J. O’Shaughnessy, CFA, Vice President of NTI, and Chaitanya Mandavakuriti, CFA, Vice President of NTI, have been managers of the Fund since July 2019 and March 2021, respectively. The Northern Trust Company, an affiliate of NTI, serves as transfer agent, custodian and sub-administrator to the Fund.

2.	The paragraph under the section entitled “FUND SUMMARIES — U.S. Treasury Index Fund — Management” on page 58 of the Prospectus is replaced with the following:

INVESTMENT ADVISER AND PORTFOLIO MANAGERS. Northern Trust Investments, Inc. (“NTI”), an indirect subsidiary of Northern Trust Corporation, serves as the investment adviser of the U.S. Treasury Index Fund. Michael R. Chico, Vice President of NTI, and Daniel J. Personette, Vice President of NTI, have been managers of the Fund since July 2013 and March 2021, respectively. The Northern Trust Company, an affiliate of NTI, serves as transfer agent, custodian and sub-administrator to the Fund.

3.	The second and ninth paragraphs under the section entitled “FUND MANAGEMENT” on page 104 of the Prospectus are deleted and replaced with the following:

The managers for the Bond Index Fund are Kevin J. O’Shaughnessy, CFA, and Chaitanya Mandavakuriti, CFA, each a Vice President of NTI. Mr. O’Shaughnessy and Mr. Mandavakuriti have been managers of the Fund since July 2019 and March 2021, respectively. Mr. O’Shaughnessy has been an investment manager since 1990 and joined NTI in 1997. Mr. O’Shaughnessy is a Senior Fixed Income Portfolio Manager responsible for quantitative fixed income portfolios. Mr. Mandavakuriti joined NTI in 2013 and is a Fixed Income Portfolio Manager responsible for the management of international fixed income index portfolios with a focus on credit.

The managers for the U.S. Treasury Index Fund are Michael R. Chico and Daniel J. Personette, each a Vice President of NTI. Mr. Chico and Mr. Personette have been managers of the Fund since July 2013 and March 2021, respectively. Mr. Chico is also a portfolio manager of the Short Intermediate U.S. Government Fund and the U.S. Government Fund. Mr. Personette is also a portfolio manager of the Core Bond Fund, Fixed Income Fund, Short-Intermediate U.S. Government Fund and U.S. Government Fund.

Please retain this Supplement with your Prospectus for future reference.

50 South LaSalle Street P.O. Box 75986 Chicago, Illinois 60675-5986 800-595-9111 northerntrust.com/funds	NF SPT PRO FIX (03/21)

NORTHERN FUNDS PROSPECTUS

STATEMENT OF ADDITIONAL INFORMATION (“SAI”) SUPPLEMENT

NORTHERN FUNDS

FIXED INCOME FUNDS

SUPPLEMENT DATED MARCH 25, 2021 TO

SAI DATED JULY 31, 2020, AS SUPPLEMENTED

Brandon P. Ferguson is no longer a portfolio manager of the Bond Index Fund and U.S. Treasury Index Fund (together, the “Funds”). Chaitanya Mandavakuriti, CFA, will join Kevin J. O’Shaughnessy, CFA, as a portfolio manager of the Bond Index Fund. Daniel J. Personette will join Michael R. Chico as a portfolio manager of the U.S. Treasury Index Fund. All references to Brandon P. Ferguson in the SAI are hereby deleted. Accordingly, the SAI is amended as follows:

1.	The information for the Bond Index Fund and U.S. Treasury Index Fund in the table under the section entitled “PORTFOLIO MANAGERS” beginning on page 118 of the SAI is replaced with the following:

Portfolio Manager(s)
Bond Index Fund	Kevin J. O’Shaughnessy and Chaitanya Mandavakuriti
U.S. Treasury Index Fund	Michael R. Chico and Daniel J. Personette

2.

The following information, as of February 28, 2021, with respect to Mr. Mandavakuriti is added under the section entitled “PORTFOLIO MANAGERS – Accounts Managed by the Portfolio Managers” beginning on page 119 of the SAI:

The table below discloses the accounts within each type of category listed below for which Chaitanya Mandavakuriti* was jointly and primarily responsible for day-to-day portfolio management as of February 28, 2021.

Type of Accounts	Total Number of Accounts Managed	Total Assets (in Millions)	Number of Accounts Managed with Advisory Fee Based on Performance	Total Assets with Advisory Fee Based on Performance (in Millions)
Northern Funds:	0	$0	0	$0
Other Registered Investment Companies:	0	0	0	0
Other Pooled Investment Vehicles:	17	50,524	0	0
Other Accounts:	6	2,092	0	0

*	Mr. Mandavakuriti became a Portfolio Manager of the Bond Index Fund effective March 25, 2021.

3.

The following information, as of February 28, 2021, with respect to Mr. Personette replaces the previous disclosure under the section entitled “PORTFOLIO MANAGERS – Accounts Managed by the Portfolio Managers” on page 125:

The table below discloses the accounts within each type of category listed below for which Daniel J. Personette* was jointly and primarily responsible for day-to-day portfolio management as of February 28, 2021.

Type of Accounts	Total Number of Accounts Managed	Total Assets (in Millions)	Number of Accounts Managed with Advisory Fee Based on Performance	Total Assets with Advisory Fee Based on Performance (in Millions)
Northern Funds:	4	$1,198	0	$0
Other Registered Investment Companies:	3	2,067	0	0
Other Pooled Investment Vehicles:	4	7,395	0	0
Other Accounts:	31	5,016	0	0

*	Mr. Personette became a Portfolio Manager of the U.S. Treasury Index Fund effective March 25, 2021.

4.	The following information, as of February 28, 2021, is added in the table under the section entitled “PORTFOLIO MANAGERS – Disclosure of Securities Ownership” beginning on page 131:

Shares Beneficially Owned by	Fund	Dollar ($) Range of Shares Beneficially Owned by Portfolio Manager Because of Direct or Indirect Pecuniary Interest
Chaitanya Mandavakuriti†	Bond Index Fund	None
Daniel J. Personette††	U.S. Treasury Index Fund	None

†	Mr. Mandavakuriti became a Portfolio Manager of the Bond Index Fund effective March 2021. Information is shown as of February 28, 2021.
††	Mr. Personette became a Portfolio Manager of the U.S. Treasury Index Fund effective March 2021. Information is shown as of February 28, 2021.

Please retain this Supplement with your SAI for future reference.

50 South LaSalle Street P.O. Box 75986 Chicago, Illinois 60675-5986 800-595-9111 northerntrust.com/funds	NF SPT SAI FIX (03/21)